Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Reconciliation of Common Shares Outstanding
The following is a tabular reconciliation of common shares outstanding for the six months ended June 30, 2019 and 2018.

	Six months ended June 30,
	2019	2018
Common Shares outstanding at January 1,	23,358,977	19,429,848
Issued for cash	—	3,099,997
Exercise of common share options	9,980	34,041
Vesting of RSUs	24,330	68,914

Common shares outstanding at June 30,	23,393,287	22,632,800

Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates

The inputs used in the measurement of the fair values and the related fair values at the grant dates for the options granted during the six months ended June 30, 2019 were:

	Key Management Personnel (euros)	All Other Personnel (euros)
Fair value at grant date	6.07 – 7.60	6.15 – 8.62
Share price at grant date	9.83 – 12.49	9.83 – 14.19
Exercise price	9.83 – 12.49	9.83 – 14.19
Expected volatility (weighted-average)	87.58%	87.11%
Contractual life	10 years	10 years
Expected dividends	—%	—%
Risk-free interest rate (based on government bonds)	2.13%—2.74%	2.02%—2.65%

Summary of Reconciliation of Outstanding Share Options

The number of share options and the weighted average exercise prices of share options granted were as follows for the six months ended June 30, 2019:

	Weighted average exercise price (euros)	Number of options
Outstanding at January 1, 2019	14.62	2,633,039
Forfeited during the six months	14.07	(223,631)
Expired during the six months	15.95	(126,589)
Exercised during the six months	11.02	(9,980)
Granted during the six months	10.23	1,009,671

Outstanding at June 30, 2019	13.27	3,282,510
Exercisable at June 30, 2019	13.34	1,533,094

Summary of Number of Share Options Outstanding

The number of options outstanding by group of employees as of June 30, 2019, was as follows:

Group of employees entitled	June 30, 2019
Key management personnel	2,580,281
All other employees	702,229

Total	3,282,510

Summary of Reconciliation of RSU's

During the six months ended June 30, 2019, the Company did not grant any new RSUs. The following table summarizes the Company’s RSU activity for the six months ended June 30, 2019:

	Weighted average grant price (euros)	Number of RSU’s
Outstanding at January 1, 2019	20.03	101,302
Forfeited during the six months	—	—
Vested during the six months	20.03	(24,330)
Granted during the six months	—	—

Outstanding at June 30, 2019	—	76,972